Fair Value Measurements Fair Value Assets and Liabilities Measured On Recurring Basis Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Clawback Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value beginning balance	$ (43,694)	[1]	$ (39,628)	[1]	$ (43,317)	[1]	$ (39,311)	[1]	$ (39,311)	[1]	$ 0		$ 0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases, Sales, Issues, Settlements											(37,592)		0
Purchases				[1]			0	[1]	0
Sales									0
Issues				[1]			0	[1]	0
Settlements				[1]		[1]	0	[1]	0
Transfers out of Level 3						[1]			0		0		0
Gain (Loss) Included in Earnings	(3,044)	[1]		[1]	(3,421)	[1]	(317)	[1]	(4,006)		(1,719)		0
Included in other comprehensive income (loss)											0		0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value ending balance	(46,738)	[1]	(39,628)	[1]	(46,738)	[1]	(39,628)	[1]	(43,317)	[1]	(39,311)	[1]	0
Fair Value Assets And Liabilities Measured On Recurring Basis Realize Gain Loss Included In Earnings									0		0		0
Change in Unrealized Gain (Loss) Included in Other Income	(3,044)	[1]		[1]	(3,421)	[1]	(317)	[1]	(4,006)		(1,719)		0
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value beginning balance	0	[2]	15,049	[2]	15,462	[2]	15,136	[2]	15,136	[2]	21,939		25,542
Purchases			0	[2]			0	[2]	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issues, Settlements											(2,038)		(1,285)
Sales									0
Issues			0	[2]			0	[2]	0
Settlements			60	[2]	623	[2]	137	[2]	1,032
Transfers out of Level 3					14,946	[2]			0		2,100		851
Gain (Loss) Included in Earnings	0	[2]	(1,117)	[2]	(107)	[2]	(1,107)	[2]	(1,358)		2,665		1,467
Included in other comprehensive income (loss)											0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value ending balance	0	[2]	16,106	[2]	0	[2]	16,106	[2]	15,462	[2]	15,136	[2]	21,939
Fair Value Assets And Liabilities Measured On Recurring Basis Realize Gain Loss Included In Earnings									0		(288)		(354)
Change in Unrealized Gain (Loss) Included in Other Income	0	[2]	1,117	[2]	107	[2]	1,107	[2]	1,358		(2,377)		(1,113)
Freestanding Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, net value beginning balance					8,540		8,949		8,949		190		107
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value beginning balance	8,814	[3]	221	[3]	8,539	[3]	8,949	[3]	8,949	[3]
Purchases			2,700	[3]			4,075	[3]	(13,902)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issues, Settlements											(30,764)		(59)
Sales									0
Issues			2,739	[3]			4,114	[3]	(5,344)
Settlements			(35)	[3]	0	[3]	(38)	[3]	(33)
Transfers out of Level 3					0	[3]			(269)		0		0
Gain (Loss) Included in Earnings	(569)	[3]	(7)	[3]	(844)	[3]	8,724	[3]	(8,665)		(22,005)		24
Included in other comprehensive income (loss)											0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value ending balance	9,383	[3]	224	[3]	9,383	[3]	224	[3]	8,539	[3]	8,949	[3]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, net value ending balance									8,540		8,949		190
Fair Value Assets And Liabilities Measured On Recurring Basis Realize Gain Loss Included In Earnings									(287)		(136)		(59)
Change in Unrealized Gain (Loss) Included in Other Income									(8,378)		(21,869)		83
Change in Unrealized Gain (Loss) Included in Other Income	569	[3]	42	[3]	844	[3]	(8,439)	[3]
Residential CMO securities - nonagency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value beginning balance							0		0		1,532,643		353,495
Purchases									0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issues, Settlements											660,785		1,140,286
Sales									0
Issues									0
Settlements									0
Transfers out of Level 3									0		2,215,306
Gain (Loss) Included in Earnings									0		(21,938)		(7,443)
Included in other comprehensive income (loss)											60		(31,419)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value ending balance									0		0		1,532,643
Fair Value Assets And Liabilities Measured On Recurring Basis Realize Gain Loss Included In Earnings									0		21,938		7,443
Change in Unrealized Gain (Loss) Included in Other Income									0		0		0
Asset-backed securities (ABS)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value beginning balance							0		0		7,935		8,896
Purchases									0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issues, Settlements											(15)		(76)
Sales									0
Issues									0
Settlements									0
Transfers out of Level 3									0		7,889
Gain (Loss) Included in Earnings									0		0
Included in other comprehensive income (loss)											31		885
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value ending balance									$ 0		$ 0		$ 7,935

[1]	Changes in fair value of the FDIC clawback liability are recorded in general and administrative expense.
[2]	Net realized and unrealized gains (losses) on loans held for sale are included in gain on sale of loans.
[3]	With the exception of changes in the indemnification assets, net realized and unrealized gains (losses) on freestanding derivatives are included in other noninterest income. Changes in the fair value of the indemnification assets are recorded in general and administrative expense.